Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class I
Prospectus [Line Items]
Annual Return [Percent]	(1.28%)	(2.25%)	(13.10%)	(7.61%)	61.19%	7.48%